Group structure - Summary of the net assets acquired, the goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Contingent consideration recognised as of acquisition date	R$ 462,000	R$ 0
Purchase consideration transferred	100,923
Analysis of cash flows on acquisition
Payable in installments	(21,488)
Contingent consideration	(14,183)
Acquisition of subsidiaries, net of cash acquired	62,443	R$ 0	R$ 10,413
Total
Assets
Cash	2,809
Other assets	490
Identifiable assets	13,638
Total assets acquired as of acquisition date	16,936
Liabilities
Other liabilities	(7,879)
Total identifiable net assets at fair value	9,057
Goodwill arising on acquisition	77,683
Contingent consideration recognised as of acquisition date	14,183
Purchase consideration transferred	100,923
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(2,809)
Payable in installments	(21,488)
Contingent consideration	(14,183)
Acquisition of subsidiaries, net of cash acquired	62,443
Fliper
Assets
Cash	617
Other assets	0
Identifiable assets	2,869
Total assets acquired as of acquisition date	3,486
Liabilities
Other liabilities	(6,159)
Total identifiable net assets at fair value	(2,673)
Goodwill arising on acquisition	39,832
Contingent consideration recognised as of acquisition date	10,100
Purchase consideration transferred	47,259
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(617)
Payable in installments	0
Contingent consideration	(10,100)
Acquisition of subsidiaries, net of cash acquired	36,542
Antecipa
Assets
Cash	1,917
Other assets	79
Identifiable assets	7,819
Total assets acquired as of acquisition date	9,815
Liabilities
Other liabilities	(198)
Total identifiable net assets at fair value	9,617
Goodwill arising on acquisition	22,965
Contingent consideration recognised as of acquisition date	4,083
Purchase consideration transferred	36,665
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(1,917)
Payable in installments	(15,487)
Contingent consideration	(4,083)
Acquisition of subsidiaries, net of cash acquired	15,178
DM10
Assets
Cash	275
Other assets	411
Identifiable assets	2,950
Total assets acquired as of acquisition date	3,636
Liabilities
Other liabilities	(1,522)
Total identifiable net assets at fair value	2,114
Goodwill arising on acquisition	14,886
Contingent consideration recognised as of acquisition date	0
Purchase consideration transferred	17,000
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(275)
Payable in installments	(6,000)
Contingent consideration	0
Acquisition of subsidiaries, net of cash acquired	R$ 10,724